Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Information about Company's Reportable Segments
The table below presents information about the Company’s reportable segments for the six months ended June 30, 2023 and 2024. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s unaudited interim condensed consolidated financial statements. Segment results are evaluated based on income from operations.

	Six months ended June 30, 2023				Six months ended June 30, 2024
	Aframax/LR2 tanker segment	Handysize tanker segment	LPG carrier segment	Total	Aframax/LR2 tanker segment	Handysize tanker segment	LPG carrier segment	Total
Time charter revenues	$5,519,288	$—	$—	$5,519,288	$1,355	$—	$6,516,885	$6,518,240
Voyage charter revenues	1,032	—	388,087	389,119	—	—	1,310,662	1,310,662
Pool revenues	41,987,330	8,116,946	—	50,104,276	629,825	4,019,697	—	4,649,522
Total vessel revenues	$47,507,650	$8,116,946	$388,087	$56,012,683	$631,180	$4,019,697	$7,827,547	$12,478,424
Voyage expenses (including charges from related parties)	(834,590)	(104,980)	(302,546)	(1,242,116)	(23,741)	(156,626)	(920,035)	(1,100,402)
Vessel operating expenses	(8,013,227)	(2,852,712)	(324,356)	(11,190,295)	(352,940)	(1,135,874)	(3,420,534)	(4,909,348)
Management fees to related parties	(1,047,150)	(352,950)	(257,400)	(1,657,500)	(24,936)	(189,098)	(756,392)	(970,426)
Recovery of provision/(provision) for doubtful accounts	266,732	—	—	266,732	—	—	(25,369)	(25,369)
Depreciation and amortization	(2,805,193)	(850,371)	(130,120)	(3,785,684)	(35,305)	(463,714)	(1,855,612)	(2,354,631)
Gain on sale of vessels	40,548,776	—	—	40,548,776	19,559,432	—	—	19,559,432
Segments operating income/(loss)	$75,622,998	$3,955,933	$(626,335)	$78,952,596	$19,753,690	$2,074,385	$849,605	$22,677,680
Interest and finance costs				(668,815)				(283,104)
Interest income				1,210,769				4,328,318
Dividend income from related party				—				1,263,889
Foreign exchange losses				(21,352)				(2,281)
Dividend income on equity securities				—				4,136
Loss on equity securities				—				(13,837)
Less: Unallocated corporate general and administrative expenses (including related parties)				(1,841,586)				(4,698,176)
Net income and comprehensive income, before taxes				$77,631,612				$23,276,625

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying unaudited condensed consolidated balance sheets of December 31, 2023, and June 30, 2024, is as follows:

	As of December 31, 2023	As of June 30, 2024
Aframax/LR2 tanker segment	$22,802,392	$990,699
Handysize tanker segment	10,445,507	9,707,242
LPG carrier segment	71,651,775	69,749,676
Cash and cash equivalents(1)	151,757,138	189,187,618
Prepaid expenses and other assets(1)	51,447,318	53,772,950
Total assets	$308,104,130	$323,408,185

(1)	Refers to assets of other, non-vessel owning, entities included in the unaudited interim condensed consolidated financial statements.